Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted net loss per share is calculated using the weighted average number of shares outstanding as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2015	2014
Net loss attributable to common shareholders	$(11,733,549)	$(20,521,470)
Basic and diluted:
Weighted average shares outstanding	3,586,741	2,203,678
Less weighted average restricted shares outstanding	(143,372)	(422,370)
Shares used in calculation of basic and diluted net loss per common share	3,443,369	1,781,308
Net loss per common share: Basic and diluted	$(3.41)	$(11.52)